INCOME TAXES (Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss and other losses carry forwards	$ 6,077	$ 5,912
Research and development	3,345	3,278
Other temporary differences mainly relating to reserve and allowances	3,520	2,943
Deferred tax assets, before valuation allowance	12,942	12,133
Intangible assets	(6,643)	(3,895)
Deferred tax liability, before valuation allowance	(6,643)	(3,895)
Valuation allowance	(2,119)	(2,459)
Total deferred tax assets, net	4,180	5,779
Long term deferred tax asset (liability), net	722	(791)
Long term deferred tax asset, net	3,458	6,570
Domestic Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset (liability), net	722	(791)
Foreign Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset, net	$ 3,458	$ 6,570